Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 641	$ 802
Series preferred stock, par value	$ 0.10	$ 0.10
Series preferred stock, issued
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	2,967,610,119	2,967,610,119